Deferred Income Tax Assets and Liabilities (Details) - Schedule of Reconciliation between Tax Expenses and the Product - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation between Tax Expenses and the Product [Abstract]
Profit before income tax	S/ 245,708	S/ 262,420	S/ 224,110
Income tax expense calculated at the statutory income tax rate of 29.5%	(72,484)	(77,414)	(66,112)
Permanent differences
Non-deductible expenses, net	(2,369)	(7,415)	(4,070)
Effect of tax-loss carry forward not recognized	(1,955)	(763)	(758)
Income tax expense the effective income tax rate of 31% in 2023 (2022: 33% and 2021: 32%)	S/ (76,808)	S/ (85,592)	S/ (70,940)